Fees And Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2013
Fees And Commissions Income [Text Block]

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(in millions)
Trust fees	¥100,519	¥95,037	¥92,525
Fees on funds transfer and service charges for collections	142,459	139,840	137,338
Fees and commissions on international business	58,462	57,688	58,905
Fees and commissions on credit card business	146,570	149,946	149,671
Service charges on deposits	22,169	18,216	16,727
Fees and commissions on securities business	138,868	128,436	155,983
Fees on real estate business	22,593	23,610	28,041
Insurance commissions	27,466	33,686	33,472
Fees and commissions on stock transfer agency services	51,926	49,283	49,137
Guarantee fees	64,347	58,393	55,427
Fees on investment funds business	130,402	126,601	130,006
Other fees and commissions	222,577	219,227	253,642

Total	¥1,128,358	¥1,099,963	¥1,160,874

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.